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NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.






                                          Annual Report
                                         April 30, 1995



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
                                       1


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NEW YORK
DAILY TAX FREE                          600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                       212-830-5200

===============================================================================





Dear Shareholder:

We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 1995.

The Fund had net assets of $254,421,613 and 3,506 active shareholders as of April 30, 1995. Dividends earned on a share held throughout the period were $.027 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.74% yield on an annual basis.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

/s/ Steven W. Duff

Steven Duff
President

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
                                       2


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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1995

===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
     Face                                                               Maturity                     Value                 Standard
    Amount                                                                Date      Yield          (Note 1)        Moody's & Poor's
    ------                                                                ----      -----          --------        -------   ------

Other Tax Exempt Investments (15.23%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 5,000,000  Brentwood NY USFD TAN (c)                               06/30/95     3.75   %    $ 5,005,529
     4,000,000  Elmira NY GO BAN                                        08/11/95     3.95          4,005,369       MIG-1
     5,000,000  Longwood CSD NY TAN (c)                                 06/23/95     3.65          5,003,848
     2,000,000  Monroe County, NY Public Improvement Bond
                AMBAC Insured                                           06/01/95     3.58          2,005,350        Aaa    AAA
     3,500,000  Onondaga County, NY BAN (c)                             10/27/95     4.16          3,504,894
       500,000  Onondaga County, NY GO Bond                             05/01/95     3.75            500,000        Aa      AA
     3,975,000  Orange County, NY BAN (c)                               11/22/95     4.44          3,985,671
     3,800,000  Oswego County BOCES RAN (c)                             06/27/95     3.80          3,802,286
     2,000,000  Suffolk County, NY TAN
                LOC National Westminster Bank PLC                       09/14/95     4.02          2,003,002       MIG-1
     2,435,000  Syracuse NY BAN (c)                                     06/16/95     3.75          2,435,574
     4,000,000  Town of Hempstead NY BAN                                08/17/95     4.10          4,003,782       MIG-1
     2,500,000  Town of Islip NY BAN (c)                                08/22/95     4.14          2,502,207
    ----------                                                                                    ----------
    38,710,000  Total Other Tax Exempt Investments                                                38,757,512
    ----------                                                                                    ----------

Other Variable Rate Demand Instruments (b) (70.41%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 5,300,000  Counties of Warren & Washington IDA IDRB Series 94
                (Griffith Micro Science Inc. Project)
                LOC First Chicago                                       12/01/14     4.90   %    $ 5,300,000                A1
     3,000,000  Franklin County, NY IDA IDRB
                (KES Chatauqua Project)
                LOC Bank of Tokyo, Ltd.                                 07/01/21     4.50          3,000,000                A1+
     1,300,000  Glen Falls, NY IDA IDRB (Broad Street Plaza)
                LOC Fleet National Bank                                 12/01/06     4.40          1,300,000        P1      A1
     1,000,000  Islip, NY IDA IDRB (Brentwood Distribution)
                LOC Bankers Trust Company                               05/01/09     4.75          1,000,000        Aa2
     7,000,000  Metropolitan Transportation Authority - Series 1991A
                LOC Morgan Guar./Morgan Del./Bank of Tokyo/
                Mitsubishi/Sumitomo/Ind. Bk. Japan/Nat West             07/01/21     4.55          7,000,000      VMIG-1    A1
       520,000  Monroe County, NY IDA IDRB (Brazil Merk Partnership)
                LOC Fleet National Bank                                 01/01/06     3.80            520,000        P1      A1

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                               Maturity                    Value                 Standard
    Amount                                                                Date       Yield        (Note 1)        Moody's & Poor's
    ------                                                                ----       -----         ------         -------   ------

Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

   $ 5,900,000  NY Local Govt Assistance Corp (LGAC) 1994
                Series B VRB's
                LOC Swiss Bank Corp.                                    04/01/23     4.35   %    $ 5,900,000      VMIG-1    A1+
     8,000,000  NY Medical Care Facilities Financial Authority
                LOC Chemical Bank                                       11/01/15     4.40          8,000,000      VMIG-1
     3,000,000  NYC GO 1993 Series E-3
                LOC Morgan Guaranty Trust Company                       08/01/23     5.00          3,000,000      VMIG-1    A1+
     3,100,000  NYC GO Series D
                LOC Citibank                                            08/01/95     5.10          3,100,000        P1      A1+
     2,700,000  NYS Dormitory Authority
                Miriam Osborn Memorial Home Association
                LOC Banque Paribas                                      07/01/24     4.40          2,700,000      VMIG-1    A1
     1,500,000  NYS Medical Care Pooled Equipment Authority Series 94A
                LOC Chemical Bank                                       11/01/03     4.50          1,500,000      VMIG-1
     1,000,000  Nassau County, NY IDA
                (Cold Spring Harbor Laboratory Project)
                LOC Morgan Guaranty Trust Company                       07/01/19     4.90          1,000,000                A1+
     1,000,000  Nassau County, NY IDA IDRB
                (Manhassett Association)
                LOC Bankers Trust Company                               12/01/99     5.08          1,000,000        Aa2
     2,500,000  New York City Cultural Resources Trust RB
                (Solomon R. Guggenheim Foundation) - Series 90B
                LOC Swiss Bank Corp.                                    12/01/15     4.85          2,500,000                A1+
     3,300,000  New York City Trust Cultural Resource RB
                (Jewish Museum)
                LOC Sumitomo Bank, Ltd.                                 12/01/21     4.60          3,300,000      VMIG-1    A1+
     2,400,000  New York City Trust Cultural Resource RB
                (Museum of Broadcasting)
                LOC Sumitomo Bank, Ltd.                                 05/01/14     4.60          2,400,000      VMIG-1    A1+
     3,000,000  New York City, NY - Series A5
                LOC Kredietbank                                         08/01/16     5.00          3,000,000      VMIG-1    A1
     2,500,000  New York City, NY - Subseries E4
                LOC State Street Bank & Trust Co.                       08/01/21     5.00          2,500,000      VMIG-1    A1+

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                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1995

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                               Maturity                    Value                 Standard
    Amount                                                                Date       Yield        (Note 1)        Moody's & Poor's
    ------                                                                ----       -----        --------        -------   ------

Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 3,200,000  New York City, NY GO Bond -  Subseries E6
                FGIC Insured                                            08/01/19     5.00   %    $ 3,200,000      VMIG-1   A1+
       700,000  New York City, NY GO Bond - Series B
                FGIC Insured                                            10/01/21     5.30            700,000      VMIG-1   A1+
     3,100,000  New York City, NY GO Bond - Series B
                FGIC Insured                                            10/01/22     5.30          3,100,000      VMIG-1   A1+
     3,000,000  New York City, NY GO Bond 1993 Subseries E - 5
                LOC Sumitomo Bank, Ltd.                                 08/01/10     5.10          3,000,000      VMIG-1   A1
     3,400,000  New York City, NY HDC (East 17th St.) - Series A
                LOC Chemical Bank                                       01/01/23     5.00          3,400,000        A1
     6,500,000  New York City, NY HDC (East 96th St.) - Series A
                LOC Mitsubishi Bank, Ltd.                               08/01/15     4.35          6,500,000      VMIG-1
     3,000,000  New York City, NY HDC - Series 1989A
                Upper Fifth Avenue Project
                LOC Bankers Trust Company                               01/01/16     4.60          3,000,000      VMIG-1
     3,200,000  New York City, NY IDA (JFK Field Hotel Associates)
                LOC Banque Indosuez                                     12/01/15     4.40          3,200,000      VMIG-1   A1+
       200,000  New York City, NY IDA (LaGuardia Associates)
                LOC Banque Indosuez                                     12/01/15     4.40            200,000      VMIG-1   A1+
    10,100,000  New York City, NY IDA (Nippon Cargo Airlines Co.)
                LOC Industrial Bank of Japan, Ltd.                      11/01/15     5.67         10,100,000               A1+
       500,000  New York City, NY IDRB (Airport Project)
                LOC Bayerische Landesbank Girozentrale                  04/01/00     4.60            500,000        P1     A1+
     2,100,000  New York City, NY Municipal Water Finance Authority
                & Sewer System - Series 1994G
                FGIC Insured                                            06/15/24     5.00          2,100,000      VMIG-1   A1+
     1,900,000  New York City, NY Municipal Water Finance Authority
                & Sewer System - Series 1992C
                FGIC Insured                                            06/15/22     5.10          1,900,000      VMIG-1   A1+
     1,500,000  New York State Dormitory Authority (Cornell University)
                Series B                                                07/01/25     4.85          1,500,000      VMIG-1   SP-1+
     4,200,000  New York State ERDA PCRB
                (Hudson Gas & Electric) - Series A
                LOC J.P. Morgan                                         11/01/20     4.10          4,200,000        P1

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                               Maturity                     Value               Standard
    Amount                                                                Date       Yield        (Note 1)        Moody's & Poor's
    ------                                                                ----       -----        --------        -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  New York State ERDA PCRB
                (Hudson Gas & Electric) - Series B
                LOC Deutsche Bank A.G.                                  11/01/20     4.30   %    $ 2,000,000        P1      A1+
     3,100,000  New York State ERDA PCRB
                (Niagara Mohawk Power Corp.)
                LOC Toronto-Dominion Bank                               12/01/25     4.95          3,100,000        P1
     4,300,000  New York State ERDA PCRB
                (Niagara Mohawk Power Corp.) - Series 1985C
                LOC Canadian Imperial Bank of Commerce                  12/01/25     4.95          4,300,000        P1
    10,300,000  New York State ERDA PCRB
                (Niagara Mohawk Power Corp.) - Series B
                LOC Toronto-Dominion Bank                               12/01/26     5.05         10,300,000        P1
     1,700,000  New York State ERDA PCRB
                (Orange & Rockland County)
                FGIC Insured                                            10/01/14     4.30          1,700,000      VMIG-1    A1+
     2,700,000  New York State ERDA PCRB
                (Rochester Gas & Electric) - Series 1984
                LOC The Bank of New York                                10/01/14     3.80          2,700,000        P1
       540,000  New York State JDA                                      03/01/05     5.35            540,000      VMIG-1
     1,300,000  New York State JDA - Series A-1
                LOC Fuji Bank, Ltd.                                     03/01/03     5.50          1,300,000      VMIG-1
       765,000  New York State JDA - Series D
                LOC Sumitomo Bank, Ltd.                                 03/01/99     3.85            765,000      VMIG-1    A1
       910,000  New York State JDA - Series G
                LOC Sumitomo Bank, Ltd.                                 03/01/99     3.85            910,000      VMIG-1    A1
    12,600,000  New York State Local Government Assistance Corp.
                LOC Credit Suisse/Swiss Bank/
                Union Bank of Switzerland                               04/01/22     4.50         12,600,000      VMIG-1    A1+
     3,000,000  New York State Thruway Authority,
                General RB VRDN
                FGIC Insured                                            01/01/24     4.90          3,000,000      VMIG-1    A1+
     3,500,000  New York, NY Series B Subseries B-6
                MBIA Insured                                            08/15/05     5.40          3,500,000      VMIG-1    A1+
     6,700,000  Oswego County, NY IDA PCRB
                (Philip Morris Companies Inc.)                          12/01/08     4.65          6,700,000        P1      A1
     3,100,000  Port Authority of New York & New Jersey - Series 1      08/01/28     4.95          3,100,000      VMIG-1    A1+

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                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1995

===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                  ----------------
     Face                                                               Maturity                     Value                Standard
    Amount                                                                Date       Yield        (Note 1)        Moody's & Poor's
    ------                                                                ----       -----        --------        -------   ------

Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $   500,000  Puerto Rico Industrial Medical
                & Environmental PCFA PCRB
                LOC Lloyds Bank PLC                                     12/01/15     4.55   %    $   500,000                A1+
       500,000  Southeast, NY IDA (1989 Unilock, NY)
                LOC National Bank of Detroit                            11/01/97     4.70            500,000        P1      A1+
       200,000  Southeast, NY IDA (1989 Unilock, NY)
                LOC National Bank of Detroit                            11/01/95     4.70            200,000        P1      A1+
       500,000  Southeast, NY IDA (1989 Unilock, NY)
                LOC National Bank of Detroit                            11/01/98     4.70            500,000        P1      A1+
       500,000  Southeast, NY IDA (1989 Unilock, NY)
                LOC National Bank of Detroit                            11/01/99     4.70            500,000        P1      A1+
       500,000  Southeast, NY IDA (1989 Unilock, NY)
                LOC National Bank of Detroit                            11/01/00     4.70            500,000        P1      A1+
     3,000,000  Suffolk County NY Water Authority BAN                   12/14/99     4.50          3,000,000      VMIG-1
     7,300,000  Suffolk County, NY IDA (Nissequogue Cogen Partners)
                LOC Toronto-Dominion Bank                               12/15/23     4.65          7,300,000      VMIG-1    A1+
     5,000,000  Suffolk County, NY IDA (Target Rock Corp.)
                LOC Bank of Nova Scotia                                 02/01/07     4.40          5,000,000        P1      A1+
   -----------                                                                                   -----------
   179,135,000  Total Other Variable Rate Demand Instruments                                     179,135,000
   -----------                                                                                   -----------
Put Bonds (2.23%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  Albany County, NY IDA (West Eagle Co.)
                LOC Key Bank, N.A.                                      08/15/95     4.65 %      $ 2,000,000        P1      A1
       430,000  Fulton County, NY IDA (LCM Properties Realty Trust)
                LOC The Bank of New York                                06/15/95     4.25            430,000        P1      A1
     1,750,000  New York State ERDA (NYS Electric & Gas Corp.)
                LOC Union Bank of Switzerland                           12/01/95     4.60          1,750,000                A1+
     1,500,000  Puerto Rico Industrial Medical
                & Environmental PCFA PCRB (Reynolds Metals Co.)
                LOC ABN-AMRO Bank N.V.                                  09/01/95     4.00          1,500,000      VMIG-1    A1+
   -----------                                                                                     ---------
     5,680,000  Total Put Bonds                                                                    5,680,000
   -----------                                                                                     ---------
Tax Exempt Commercial Paper (0.60%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,525,000  Port Authority of NY & NJ                               07/06/95     3.95 %      $ 1,525,000        P1      A1+
    ----------                                                                                     ---------
     1,525,000  Total Tax Exempt Commercial Paper                                                  1,525,000
    ----------                                                                                     ---------

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                           Ratings (a)
                                                                                                        ----------------
     Face                                                     Maturity                    Value                 Standard
    Amount                                                      Date      Yield        (Note 1)        Moody's & Poor's
    ------                                                      ----      -----        --------        -------   ------

Variable Rate  Demand  Instruments  -  Participations  (b) (7.74%)
-----------------------------------------------------------------------------------------------------------------------------------
 $      33,750  1985  Standard Paper Box Co.
                LOC Chemical Bank                            12/01/95     5.85 %         $ 33,750        P1      A1
       375,000  BSE Corp. Project
                LOC Chemical Bank                            07/01/01     5.85            375,000        P1      A1
       439,963  Centennial Associates/W&H Stampings, Inc.
                LOC Chemical Bank                            10/01/00     5.85            439,963        P1      A1
       482,759  Datagraphic Inc.
                LOC Chemical Bank                            10/01/98     5.85            482,759        P1      A1
     1,533,344  Duralab Equipment Corporation 1985
                LOC Dai-Ichi Kangyo Bank, Ltd.               12/01/95     5.85          1,533,344        P1      A1
     1,780,000  Executive Square Business Park
                LOC Chemical Bank                            06/01/01     5.85          1,780,000        P1      A1
       327,586  Faden Paper Supply Co.
                LOC Chemical Bank                            01/01/00     5.85            327,586        P1      A1
       186,666  Ferrara Bros. Building
                LOC Chemical Bank                            01/01/97     5.85            186,666        P1      A1
     1,269,000  GL II Associates
                LOC Chemical Bank                            01/01/99     5.85          1,269,000        P1      A1
     1,915,000  Giaquinto Joint Venture
                LOC Chemical Bank                            07/01/02     5.85          1,915,000        P1      A1
       420,125  I.G. Federal Electric
                LOC Chemical Bank                            11/01/99     5.85            420,125        P1      A1
       625,000  Ja-Cole Realty Co./IHM Systems Inc.
                LOC Dai-Ichi Kangyo Bank, Ltd.               12/01/95     5.85            625,000        P1      A1
       797,840  Metro Seliger Industries, Inc. 1984
                LOC Chemical Bank                            08/10/99     5.85            797,840        P1      A1
     1,100,000  Miteq Realty Association
                LOC Dai-Ichi Kangyo Bank, Ltd.               09/01/95     5.85          1,100,000        P1      A1
       321,250  One Crouse Medical Plaza 1983
                LOC Chemical Bank                            12/10/98     5.85            321,250        P1      A1
       548,000  Parrtown Facility
                LOC Dai-Ichi Kangyo Bank, Ltd.               12/01/95     5.85            548,000        P1      A1
     1,615,000  Penn-Plax Plastics, Nassau County
                LOC Dai-Ichi Kangyo Bank, Ltd.               01/01/00     5.85          1,615,000        P1      A1
     4,763,202  Puntillo Limited Partner
                LOC Dai-Ichi Kangyo Bank, Ltd.               10/01/04     5.85          4,763,202        P1      A1

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                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1995

===============================================================================

                                                                                                           Ratings (a)
                                                                                                        ----------------
     Face                                                    Maturity                     Value                 Standard
    Amount                                                      Date      Yield        (Note 1)        Moody's & Poor's
    ------                                                      ----      -----        -------         -------   ------

Variable Rate Demand Instruments - Participations (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $    74,999  Ram Realty Co. Project
                LOC The Bank of New York                     02/01/99     5.40   %    $    74,999        P1      A1
       182,100  Rozal Properties Project
                LOC Chemical Bank                            09/01/96     5.85            182,100        P1      A1
       536,642  Texpak, Inc. 1985
                LOC Chemical Bank                            01/01/01     5.85            536,642        P1      A1
       361,726  Unitel Video Service 82
                LOC Chemical Bank                            10/01/97     5.85            361,726        P1      A1
   -----------                                                                        -----------
    19,688,952  Total Variable Rate Demand Instruments - Participations                19,688,952
   -----------                                                                        -----------

Variable Rate Demand Instruments - Private Placements (b) (3.82%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 741,306  Adirondack Transit Lines
                LOC Key Bank, N.A.                           02/01/01     5.40   %      $ 741,306        P1      A1
     3,500,000  Blaser Real Estate 1990
                LOC Union Bank of Switzerland                09/01/21     5.85          3,500,000        P1      A1
     3,000,000  Blaser Real Estate Inc. 1986
                LOC Union Bank of Switzerland                09/01/21     5.85          3,000,000        P1      A1
       756,000  FTS Systems Inc.
                LOC Key Bank, N.A.                           01/15/09     4.16            756,000        P1      A1
       358,750  J. Treffeletti & Sons
                LOC Key Bank, N.A.                           09/01/00     5.40            358,750        P1      A1
       328,750  Troy Mall Associates - Series 1985B
                LOC Key Bank, N.A.                           07/01/15     5.40            328,750        P1      A1
     1,023,750  Troy Mall Associates - Series 1985C
                LOC Key Bank, N.A.                           04/01/16     5.40          1,023,750        P1      A1
    ----------                                                                       ------------
     9,708,556  Total Variable Rate Demand Instruments - Private Placements             9,708,556
    ----------                                                                       ------------
                Total Investments (100.03%) (Cost $254,495,020+)                      254,495,020
                Liabilities in Excess of Cash and Other Assets (-0.03%)                  ( 73,407)
                                                                                     ------------
                Net Assets (100.00%), 254,423,867 Shares Outstanding (Note 3)       $ 254,421,613
                                                                                    =============
                Net Asset Value, offering and redemption price per share            $        1.00
                                                                                    =============

                + Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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===============================================================================



FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:

     BAN      =   Bond Anticipation Note                          PCFA     =    Pollution Control Finance Authority
     CI       =   Certificate of Indebtedness                     PCRB     =    Pollution Control Revenue Bond
     CLN      =   Construction Loan Note                          RAN      =    Revenue Anticipation Note
     CRRB     =   Cultural Resource Revenue Bond                  RAW      =    Revenue Anticipation Warrant
     ERDA     =   Energy and Research Development Authority       RB       =    Revenue Bond
     FAN      =   Fund Anticipation Note                          RN       =    Revenue Note
     GAN      =   Grant Anticipation Note                         TAN      =    Tax Anticipation Note
     HDC      =   Housing Development Corporation                 TLN      =    Tax Loan Note
     HRB      =   Hospital Revenue Bond                           TRAN     =    Tax and Revenue Anticipation Note
     IDA      =   Industrial Development Authority                VRB      =    Variable Rate Bond
     IDRB     =   Industrial Development Revenue Bond             VRDN     =    Variable Rate Demand Note
     JDA      =   Job Development Authority

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1995

===============================================================================


INVESTMENT INCOME

Income:

    Interest.............................................................   $    8,403,877
                                                                             -------------
Expenses: (Note 2)

    Investment management fee............................................          702,867

    Administration Fee...................................................          468,578

    Shareholder servicing fee............................................          468,578

    Custodian, shareholder servicing and
        related shareholder expenses.....................................          258,167

    Legal, compliance and filing fees....................................           28,646

    Audit and accounting.................................................           71,027

    Directors' fees and expenses.........................................           21,427

    Other expenses.......................................................           27,247
                                                                             -------------
      Total expenses.....................................................        2,046,537
                                                                             -------------
Net investment income....................................................        6,357,340


REALIZED GAIN (LOSS) ON INVESTMENTS......................................              284
                                                                             -------------
Increase in net assets from operations...................................   $    6,357,624
                                                                             =============

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                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 1995 AND 1994

===============================================================================

                                                                             1995                     1994
                                                                       -------------            -------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $     6,357,340         $     4,035,611
    Net realized gain (loss) on investments.......................               284                   1,369
                                                                     ---------------         ---------------
Increase in net assets from operations............................         6,357,624               4,036,980
Dividends to shareholders from net investment income.............. (       6,357,340)*      (      4,035,611)*
Capital share transactions (Note 3)...............................        36,073,321               7,860,179
                                                                     ---------------         ---------------
    Total increase (decrease).....................................        36,073,605               7,861,548
Net assets:
    Beginning of year.............................................       218,348,008             210,486,460
                                                                     ---------------         ---------------
    End of year...................................................   $   254,421,613         $   218,348,008
                                                                     ===============         ===============

*    Designated as exempt-interest dividends for federal income tax purposes.

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                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


===============================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the lesser of (i) 1 1/2% of the Fund's average net assets or (ii) the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended April 30, 1995.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

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
                                       13
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===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $29,552 paid to Fundtech Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At April 30, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $254,422,178. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                    Year                                  Year
                                                    Ended                                 Ended
                                               April 30, 1995                        April 30, 1994
                                               --------------                        --------------

Sold...................................            448,737,421                        418,063,703
Issued on reinvestment of dividends....              5,640,644                          3,873,172
Redeemed...............................          ( 418,304,744)                     ( 414,076,696)
                                                  ------------                       ------------
Net increase (decrease)................             36,073,321                          7,860,179
                                                  ============                       ============

4. Sales of Securities

Accumulated undistributed realized losses at April 30, 1995 amounted to $565. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2002.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 72% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

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
                                       14
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

6. Selected Financial Information

                                                                      Year Ended April  30,
                                               ---------------------------------------------------------------



                                                 1995           1994          1993         1992         1991
                                               --------       --------      --------     --------     --------
   Per Share Operating Performance:
   (for a share outstanding throughout the year)
   Net asset value, beginning of year....       $ 1.000         $1.000        $1.000       $1.000       $1.000
                                                -------         ------        ------       ------       ------

   Income from investment operations:
     Net investment income...............          .027          0.018         0.023        0.037        0.048

   Less distributions:
     Dividends from net investment income          .027          0.018         0.023        0.037        0.048
                                                 ------         ------        ------       ------       ------
   Net asset value, end of year..........        $1.000         $1.000        $1.000       $1.000       $1.000
                                                 ======         ======        ======       ======       ======

   Total Return..........................         2.74%          1.84%         2.28%        3.73%        4.92%

   Ratios/Supplemental Data
   Net assets, end of year (000).........      $254,422       $218,348      $210,486     $202,291     $191,622

   Ratios to average net assets:
     Expenses............................         0.87%          0.89%         0.89%        0.87%        0.82%+
     Net investment income...............         2.71%          1.82%         2.25%        3.63%        4.82%+

+ Net of management and shareholder servicing waived equivalent to .07% of average net assets.

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
                                       15


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NEW YORK DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================

The Board of Directors and Shareholders
New York Daily Tax Free Income Fund, Inc.

We have audited the accompanying statement of net assets of New York Daily Tax Free Income Fund, Inc. as of April 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. as of April 30, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


                                                  /s/ McGladrey & Pullen, LLP





  New York, New York
  May 19, 1995

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
                                       16

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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------

New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

Transfer Agent & Dividend Disbursing Agent
     Supervised Service Company
     811 Main Street
     Kansas City, MO 64105

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